S-K 1603(a) SPAC Sponsor	Dec. 15, 2025 USD ($)
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Evolution Sponsor Holdings LLC II
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	The manager of our sponsor is Evolution Capital Pty Ltd (the “Sponsor Managing Member”), and Stephen Silver, our Chief Executive Officer and Chairman of the Board, is the Managing Member of Evolution Capital Pty Ltd, who, by virtue of his position, has voting and investment discretion over the securities of our Company held by our sponsor.
Evolution Sponsor Holdings LLC II, Officers, Directors, or Their Respective Affiliates [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Evolution Capital Pty Ltd and Stephen Silver [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement of offering expenses of $675,000 (which increases to $750,000 if the underwriters’ over-allotment option is exercised in full)
SPAC Sponsor, Reimbursements, Amount	$ 675,000